Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll	$ 1,195	$ 1,021
Other	115	680
Total	$ 1,310	$ 1,701